General and administrative expense and Termination benefits - Tax Expenses (Reversal) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Withholding taxes	$ (6,398)	$ 4,952	$ 7,064
VAT	(2,999)	3,020	994
Other taxes	1,378	3,242	3,067
Total	$ (8,018)	$ 11,214	$ 11,125